Taxation - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended								24 Months Ended			96 Months Ended
	Dec. 31, 2013	Jul. 31, 2012	Apr. 30, 2011	Jun. 30, 2009	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2000	Dec. 31, 2017	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Income Taxes [Line Items]
Other PRC subsidiaries subject to EIT rate					25.00%	25.00%	25.00%	25.00%
Statutory income tax rate					25.00%	25.00%	25.00%	25.00%
Undistributed earnings from its PRC subsidiaries					$ 172,543											$ 172,543	¥ 1,117,701
Unrecognized tax benefits					$ 2,237		¥ 20,453							¥ 20,453		$ 2,237	14,492
Unrecognized tax benefits impact in the effective rate																	9,338
Guangdong Tianying Information Technology Co., Ltd. ("GD Tianying")
Income Taxes [Line Items]
Preferential tax rate					15.00%	15.00%	15.00%		15.00%		15.00%
Preferential tax rate, starting period											2010
Preferential tax rate, ending period											2012
Guangdong Tianying Information Technology Co., Ltd. ("GD Tianying") | If HNTE Technical and Administrative Requirements has been Satisfied in the Initial Preferential Tax Rate Period
Income Taxes [Line Items]
Preferential tax rate, additional term											3 years
Guangdong Gehua Network Technology and Development Co., Ltd. ("Gehua")
Income Taxes [Line Items]
Preferential tax rate		15.00%			15.00%	15.00%	15.00%	15.00%
Preferential tax rate, starting period		2012
Preferential tax rate, ending period		2014
Preferential tax rate, additional term		3 years
Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")
Income Taxes [Line Items]
Preferential tax rate					15.00%	15.00%	15.00%	15.00%								15.00%
21Vianet (Xi'an) Information Outsourcing Industry Park Services Co., Ltd. ("Xi'an Sub")
Income Taxes [Line Items]
Preferential tax rate			15.00%		15.00%	15.00%	15.00%	15.00%
Beijing Fastweb Technology Co., Ltd. ("Fastweb Technology")
Income Taxes [Line Items]
Preferential tax rate				15.00%	15.00%	15.00%	15.00%	15.00%
Preferential tax rate, starting period				2009
Preferential tax rate, ending period				2011
Beijing Fastweb Technology Co., Ltd. ("Fastweb Technology") | If HNTE Technical and Administrative Requirements has been Satisfied in the Initial Preferential Tax Rate Period
Income Taxes [Line Items]
Preferential tax rate, additional term				3 years
WiFire (Beijing) Technology Co., Ltd. (formerly known as Beijing Tianwang Online Communication Technology Co., Ltd.) (BJ Tianwang)
Income Taxes [Line Items]
Preferential tax rate	15.00%				15.00%	15.00%	15.00%	15.00%
Preferential tax rate, starting period	2013
Preferential tax rate, ending period	2015
WiFire (Beijing) Technology Co., Ltd. (formerly known as Beijing Tianwang Online Communication Technology Co., Ltd.) (BJ Tianwang) | If HNTE Technical and Administrative Requirements has been Satisfied in the Initial Preferential Tax Rate Period
Income Taxes [Line Items]
Preferential tax rate, additional term	3 years
Beijing iJoy Information Technology Co., Ltd. ("BJ iJoy")
Income Taxes [Line Items]
Tax holiday, exemption rate					50.00%	50.00%								100.00%	100.00%
Tax holiday reduction period					3 years	3 years								2 years
Beijing iJoy Information Technology Co., Ltd. ("BJ iJoy") | Scenario, Forecast
Income Taxes [Line Items]
Tax holiday, exemption rate													50.00%
SC Aipu and Yunnan Aipu Network Technology Co., Ltd. ("YN Aipu")
Income Taxes [Line Items]
Preferential tax rate					15.00%	15.00%	15.00%		15.00%			15.00%
PRC
Income Taxes [Line Items]
Other PRC subsidiaries subject to EIT rate									25.00%	25.00%	25.00%
Income tax rate on PRC tax resident enterprises					25.00%	25.00%
Net tax operating losses from PRC subsidiaries (in RMB)					$ 38,900											$ 38,900	251,985
Interest expense (in RMB)					(219)	¥ (1,419)	¥ (556)	¥ 2,289
Accumulated interest expense (in RMB)					$ 363		¥ 3,771							¥ 3,771		$ 363	¥ 2,352
PRC | Minimum
Income Taxes [Line Items]
Net tax operating losses expiration year					2016	2016
PRC | Maximum
Income Taxes [Line Items]
Net tax operating losses expiration year					2020	2020
HONG KONG | 21Vianet Hong Kong Entities
Income Taxes [Line Items]
Income tax rate					16.50%	16.50%	16.50%	16.50%
TAIWAN | DYX Taiwan
Income Taxes [Line Items]
Income tax rate					17.00%	17.00%	17.00%